Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	$ 45,748	$ 33,518
Accrued expenses	44,032	29,309
Total	$ 89,780	$ 62,827